ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

May 14, 2021	Keith S. MacLeod T +1 617 951 7475 Keith.MacLeod@ropesgray.com

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-0505

Re:	PIMCO Flexible Emerging Markets Income Fund

(File Nos. 333-254586, 811-23648)

Ladies and Gentlemen:

We are filing today via EDGAR Pre-Effective Amendment No. 1 to the Registration Statement on Form N-2 pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, on behalf of PIMCO Flexible Emerging Markets Income Fund, a Massachusetts business trust.

This Pre-Effective Amendment to the Registration Statement is being filed for the purpose of responding to comments from the staff of the Securities and Exchange Commission and to make certain other changes.

Please direct any questions or comments regarding this filing to me at (617) 951-7475 or to David C. Sullivan at (617) 951-7362. Thank you for your attention in this matter.

Very truly yours,

/s/ Keith S. MacLeod

Keith S. MacLeod

cc:	Ryan G. Leshaw, Esq.

Timothy Bekkers, Esq.

David C. Sullivan, Esq.

Timothy Parrington, Esq.